Investment Properties (Tables)	12 Months Ended
Dec. 31, 2018
Investment Properties [Abstract]
Investment Properties
Investment properties as of December 31, 2017 and 2018 are as follows:

		2017
		Acquisition cost	Government grants	Accumulated depreciation	Book value
		In millions of won
Land	￦	264,205	—	—	264,205
Buildings		36,165	(83)	(15,573)	20,509

	￦	300,370	(83)	(15,573)	284,714

		2018
		Acquisition cost	Government grants	Accumulated depreciation	Book value
		In millions of won
Land	￦	139,940	—	—	139,940
Buildings		34,801	(50)	(15,132)	19,619

	￦	174,741	(50)	(15,132)	159,559

Changes in investment properties
Changes in investment properties for the years ended December 31, 2017 and 2018 are as follows:

		2017
		Beginning balance	Depreciation	Others	Ending balance
		In millions of won
Land	￦	336,421	—	(72,216)	264,205
Buildings		17,323	(1,178)	4,447	20,592
(Government grants)		(64)	2	(21)	(83)

	￦	353,680	(1,176)	(67,790)	284,714

		2018
		Beginning balance	Depreciation	Others	Ending balance
		In millions of won
Land	￦	264,205	—	(124,265)	139,940
Buildings		20,592	(924)	1	19,669
(Government grants)		(83)	1	32	(50)

	￦	284,714	(923)	(124,232)	159,559

Income and expenses related to investment properties
Income and expenses related to investment properties for the years ended December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Rental income	￦	9,581	9,494
Operating and maintenance expenses related to rental income		(1,172)	(923)

	￦	8,409	8,571

Fair value of investment properties
Fair value of investment properties as of December 31, 2017 and 2018 are as follows:

		2017		2018
		Book value	Fair value	Book value	Fair value
		In millions of won
Land	￦	264,205	309,241	139,940	167,178
Buildings		20,509	23,319	19,619	23,276

	￦	284,714	332,560	159,559	190,454

The fair values of the investment properties as of the reporting date were determined in consideration of the fluctuation on the publicly announced individual land price after the IFRS transition date (January 1, 2010).